Intangible Assets, Net	6 Months Ended
Jun. 30, 2024
Intangible Assets, Net [Abstract]
Intangible assets, net

Note 6 — Intangible assets, net

Intangible assets, net, consist of the following:

	June 30, 2024	December 31, 2023

Capitalized development costs (1)	$11,547,692	$11,416,518
Purchased software	386,342	395,446
Software from business combinations	35,270,142	36,101,237
Franchise right	8,104,909	-
Subtotal	55,309,085	47,913,201
Less: accumulated amortization	(13,041,612)	(10,614,005)
Impairment of capitalized development cost and software acquired	(2,214,563)	(2,266,746)
Intangible assets, net	$40,052,910	$35,032,450

(1)	The Group capitalized development costs related to its core supporting modules of the global trade applications and solutions incurred during the application development stage.